Related Party Transactions - Schedule of Key Management Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
Short-term employee benefits	$ 1,218	$ 1,911
Post-employment benefits	35	40
Share-based compensation expenses	1,119	1,117
Total	$ 2,372	$ 3,068